SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.7%

Commercial Services - 1.5%
Booz Allen Hamilton Holding Corp.	21,150	1,857,816
Equifax, Inc.	7,425	1,760,468

		3,618,284

Communications - 1.8%
American Tower Corp.	17,500	4,396,350

Consumer Durables - 0.6%
Activision Blizzard, Inc.	18,325	1,468,016

Consumer Non-Durables - 5.7%
Constellation Brands, Inc.	9,700	2,234,104
Mondelez International, Inc.	36,300	2,278,914
NIKE, Inc.	14,500	1,951,120
PepsiCo, Inc.	21,925	3,669,807
Procter & Gamble Co.	24,900	3,804,720

		13,938,665

Consumer Services - 2.5%
McDonald’s Corp.	10,450	2,584,076
Visa, Inc.	15,805	3,505,075

		6,089,151

Electronic Technology - 16.7%
Analog Devices, Inc.	23,500	3,881,730
Apple, Inc.	83,350	14,553,743
Applied Materials, Inc.	31,925	4,207,715
Broadcom, Inc.	10,350	6,517,188
Marvell Technology, Inc.	35,500	2,545,705
NVIDIA Corp.	7,250	1,978,235
Qualcomm, Inc.	11,700	1,787,994
Skyworks Solutions, Inc.	18,925	2,522,324
TE Connectivity, Ltd.	20,550	2,691,639

		40,686,273

Energy Minerals - 1.9%
ConocoPhillips	46,000	4,600,000

Finance - 14.2%
Air Lease Corp.	29,175	1,302,664
American International Group, Inc.	42,775	2,684,987
Ameriprise Financial, Inc.	11,300	3,394,068
Chubb, Ltd.	11,150	2,384,985
Everest Re Group, Ltd.	10,575	3,187,093
MetLife, Inc.	30,675	2,155,839
Morgan Stanley	55,500	4,850,700
Realty Income Corp.	56,475	3,913,717
Regions Financial Corp.	86,750	1,931,055
State Street Corp.	31,050	2,705,076
STORE Capital Corp.	50,900	1,487,807
Truist Financial Corp.	84,500	4,791,150

		34,789,141

Health Services - 2.7%
HCA Healthcare, Inc.	9,850	2,468,607
UnitedHealth Group, Inc.	8,150	4,156,256

		6,624,863

Health Technology - 12.7%
Abbott Laboratories	20,575	2,435,257

Name of Issuer	Quantity	Fair Value ($)

AbbVie, Inc.	20,050	3,250,305
Agilent Technologies, Inc.	18,275	2,418,331
AstraZeneca, PLC, ADR	60,750	4,030,155
Baxter International, Inc.	61,525	4,770,649
Johnson & Johnson	39,575	7,013,877
Medtronic, PLC	42,350	4,698,732
Thermo Fisher Scientific, Inc.	4,300	2,539,795

		31,157,101

Industrial Services - 1.1%
Jacobs Engineering Group, Inc.	19,450	2,680,405

Non-Energy Minerals - 1.2%
BHP Group, Ltd., ADR	36,800	2,842,800

Process Industries - 3.6%
Air Products & Chemicals, Inc.	14,325	3,579,961
DuPont de Nemours, Inc.	44,600	3,281,668
Nutrien, Ltd.	17,750	1,845,822

		8,707,451

Producer Manufacturing - 6.0%
Carlisle Cos, Inc.	12,405	3,050,638
Eaton Corp., PLC	19,550	2,966,908
General Dynamics Corp.	11,775	2,839,894
Parker-Hannifin Corp.	9,600	2,724,096
Siemens AG, ADR	44,300	3,062,902

		14,644,438

Retail Trade - 4.7%
CVS Health Corp.	33,175	3,357,642
Home Depot, Inc. *	9,150	2,738,869
Target Corp.	12,260	2,601,817
TJX Cos., Inc.	45,650	2,765,477

		11,463,805

Technology Services - 13.8%
Accenture, PLC	11,200	3,776,976
Alphabet, Inc. - Class A *	1,970	5,479,260
Genpact, Ltd.	55,675	2,422,419
Intuit, Inc.	4,600	2,211,864
Microsoft Corp.	51,015	15,728,435
Oracle Corp.	50,639	4,189,364

		33,808,318

Transportation - 2.0%
FedEx Corp.	7,975	1,845,335
Union Pacific Corp.	11,450	3,128,255

		4,973,590

Utilities - 6.0%
AES Corp.	81,950	2,108,573
Alliant Energy Corp.	57,100	3,567,608
Entergy Corp.	28,850	3,368,238
NextEra Energy, Inc.	37,550	3,180,860
Xcel Energy, Inc.	33,000	2,381,610

		14,606,889

Total Common Stocks (cost: $179,540,353)		241,095,540

MARCH 31, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2022

Sit Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 1.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.12% (cost $3,101,454)	3,101,454	3,101,454

Total Investments in Securities - 100.0% (cost $182,641,807)		244,196,994

Other Assets and Liabilities, net - 0.0%		80,132

Total Net Assets - 100.0%		$244,277,126

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2022 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	241,095,540	—	—	241,095,540
Short-Term Securities	3,101,454	—	—	3,101,454

Total:	244,196,994	—	—	244,196,994

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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